Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Changes in Non-cash Working Capital Items Related to Operating Activities	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Year Ended December 31,
	2021 $	2020 $	2019 $
Accounts receivable, including other current assets	(22,746)	140,290	(171,342)
Pool receivables from affiliates	—	—	56,549
Due from affiliates	1,016	(4,539)	38,966
Bunker and lube oil inventory	(17,619)	13,634	(28,628)
Prepaid expenses	(484)	532	119
Accounts payable and accrued liabilities	(13,934)	(50,040)	83,244
Due to affiliates	7,821	984	(16,431)
Deferred revenue	(3,355)	(3,277)	7,485
Other	1,316	(7,664)	(394)
Change in operating assets and liabilities	(47,985)	89,920	(30,432)

Schedule of Cash, Cash Equivalents, and Restricted Cash	The Company also maintains restricted cash deposits as required by the Company's obligations related to finance leases (see note 10). Total cash, cash equivalents and restricted cash, including cash, cash equivalents and restricted cash held for sale are as follows:

	As at December 31, 2021	As at December 31, 2020	As at December 31, 2019	As at December 31, 2018
	$	$	$	$
Cash and cash equivalents	50,572	97,232	88,824	54,917
Restricted cash - current	2,221	2,779	3,071	2,153
Restricted cash - long-term	3,135	3,135	3,437	3,437
Cash and cash equivalents held for sale	—	—	1,121	—
Restricted cash held for sale - current	—	—	337	—
	55,928	103,146	96,790	60,507

Non-cash items related to operating lease right-of-use assets and operating lease liabilities are as follows:

	Year Ended
	December 31, 2021	December 31, 2020
	$	$
Leased assets obtained in exchange for new operating lease liabilities	16,380	835